Employee Benefit Plans - Summary of Amounts Recognized in Accumulated Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - Material Defined Benefit Plans [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	$ 1,082	$ 1,309
Net actuarial losses (gains) recognized in the year	165	(227)
Total accumulated comprehensive loss (income) as of December 31,	1,247	1,082
Funded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	1,088	1,312
Net actuarial losses (gains) recognized in the year	229	(224)
Total accumulated comprehensive loss (income) as of December 31,	1,317	1,088
Unfunded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	98	103
Net actuarial losses (gains) recognized in the year	(54)	(5)
Total accumulated comprehensive loss (income) as of December 31,	44	98
Other Post Employment Benefits [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	(104)	(106)
Net actuarial losses (gains) recognized in the year	(10)	2
Total accumulated comprehensive loss (income) as of December 31,	$ (114)	$ (104)